Segment Information - Summary of Geographical Location Non-current Assets (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-current assets	SFr 165,833	SFr 195,118
Switzerland [member]
Disclosure of geographical areas [line items]
Non-current assets	165,711	194,935
Rest of the world [member]
Disclosure of geographical areas [line items]
Non-current assets	SFr 122	SFr 183